Fixed Assets	12 Months Ended
Jun. 30, 2024
Fixed Assets [Abstract]
Fixed Assets

Note 7. Fixed assets

	Chymosin osmosis equipment	Vehicles	Furniture	Storage	Computer equipment	Machinery	Assets under construction	Total Fixed Assets
As of June 30, 2022
Cost	10,617	—	—	—	—	—	—	10,617
Accumulated Depreciation	(1,699)	—	—	—	—	—	—	(1,699)
Net book amount	$8,918	$—	$—	$—	$—	$—	$—	$8,918

Year ended June 30, 2023
Opening net book amount	8,918	—	—	—	—	—	—	8,918
Acquisitions through business combinations, net	—	25,464	5,154	49,281	2,633	1,055,494	—	1,138,026
Effect of changes in foreign exchange rates	—	176	35	340	(9)	7,277	—	7,819
Additions	—	—	—	9,143	5,681	—	—	14,824
Depreciation(i)	(1,699)	(1,603)	(106)	(1,160)	(699)	(22,238)	—	(27,505)
Closing net book amount	$7,219	$24,037	$5,083	$57,604	$7,606	$1,040,533	$—	$1,142,082

As of June 30, 2023
Cost	10,617	25,640	5,189	58,764	8,305	1,062,771	—	1,171,286
Accumulated Depreciation	(3,398)	(1,603)	(106)	(1,160)	(699)	(22,238)	—	(29,204)
Net book amount	$7,219	$24,037	$5,083	$57,604	$7,606	$1,040,533	$—	$1,142,082

Year ended June 30, 2024
Opening net book amount	7,219	24,037	5,083	57,604	7,606	1,040,533	—	1,142,082
Effect of changes in foreign exchange rates	—	1,060	223	2,541	(766)	45,876	—	48,934
Additions	—	—	2,303	3,315	7,121	142,939	2,605	158,283
Depreciation(i)	(1,699)	(10,039)	(895)	(3,610)	(4,259)	(156,653)	—	(177,155)
Closing net book amount	$5,520	15,058	6,714	59,850	9,702	1,072,695	$2,605	$1,172,144

As of June 30, 2024
Cost	10,617	26,700	7,715	64,620	14,660	1,251,586	2,605	1,378,503
Accumulated Depreciation	(5,097)	(11,642)	(1,001)	(4,770)	(4,958)	(178,891)	—	(206,359)
Net book amount	$5,520	15,058	6,714	59,850	9,702	1,072,695	2,605	1,172,144

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(i)      The depreciation charge is included in Administrative expenses and Cost of sales (see notes 24 and 26).